Consolidated Statements Of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Net loss	$ (12,169)	$ (11,040)	$ (14,025)	$ 6,155
Gain on disposal of subsidiary, net of tax				(12,109)
Loss from operations of discontinued operations, net of tax				763
Net loss attributable to continuing operations			(14,025)	(5,191)
Depreciation and amortization	158	138	186	182
Bad debt expense	11
Stock-based compensation	134	71	53	553
Restricted stock compensation issued to officer	234	233	310
Loss (Gain) from change in value of warrants	1,715	(4,010)	(6,547)	(1,328)
Gain from change in value of embedded conversion feature liabilities	(621)	(2,785)	(4,931)
Impairment charge			221
Gain on extinguishment of debt (Note 7)	(91)
Manufacturing contract costs		6,300	6,300
Financing costs		1,355	1,355
Debt discount amortization	6,504	6,247	11,949
Non -cash interest	242	240	434
Loss on disposal of asset				9
Gain attributable to noncontrolling interest of discontinued subsidiary	(40)			(587)
Trade accounts receivable	(378)	143	177	(192)
Prepaid expenses and other current assets	(127)	106	(5)	539
Other assets		20	24	138
Accounts payable and accrued expenses	360	(854)	(854)	1,022
Deferred revenue		(67)	(67)	58
Other liabilities		247	247	(73)
Notes receivable				(200)
Inventories				7
Net cash used in continuing operations			(5,173)	(5,063)
Changes in net assets and liabilities of discontinued operations				12,134
Net cash used in operating activities	(4,028)	(3,656)	(5,173)	7,071
Purchases of property and equipment	(172)	(29)	(51)	(178)
Investment in patents and trademarks	(13)	(35)	(35)
Net cash used in investing activities	(185)	(64)	(86)	(178)
Proceeds from short-term debt		1,050	1,050
Repayment of short-term debt		(2,762)	(2,762)
Payment of debt issuance costs		(1,033)	(1,033)
Proceeds from exercise of stock options	74	44	44	13
Proceeds from convertible debt issuance		12,000	12,000
Proceeds from stock issuance		3,000	3,000
Net cash provided by continuing operations			12,299	13
Net cash used in discontinued operations				(10,363)
Net cash provided by financing activities	74	12,299	12,299	(10,350)
Effect of foreign exchange translation				(1,493)
Net increase (decrease) in cash	(4,139)	8,579	7,040	(4,950)
Cash at beginning of period	7,162	122	122	5,072
Cash at end of period	3,023	8,701	7,162	122
Offering cost in relation to common stock issuance		2,905	2,905
Cashless exercise of warrants		6,259	6,259
Pre-installment payment of convertible debt and interest through common stock issuance	7,187	1,240	1,240
Dividends paid in common stock upon preferred stock conversion	$ 222